OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 2,807	$ 2,086
Accrued expenses	6,173	1,896
Government authorities	2,090	690
Uncertain tax positions	2,003	2,388
Others	130	77
Other accounts payable and accrued expenses	$ 13,203	$ 7,137